ENTITY-WIDE DISCLOSURES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	$ 18,312	$ 16,121	$ 13,899
Information About Major Customers And Products [Abstract]
The net sales to the Companys largest customer as a percentage of total net sales	14.00%	16.00%	16.00%
The net sales of Copaxone as a percentage of total net sales	0.00%	18.00%	18.00%
Products And Services [Domain]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	18,312	16,121	13,899
Segment Geographical Groups Of Countries Group One Member | Products And Services [Domain]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	8,800	9,394	8,157
Segment Geographical Groups Of Countries Group One Member | Generics [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	3,957	5,789	5,037
Segment Geographical Groups Of Countries Group One Member | Branded [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	4,804	3,600	3,096
Segment Geographical Groups Of Countries Group One Member | Other Products [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	39	5	24
Segment Geographical Groups Of Countries Group Two Member | Products And Services [Domain]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	5,660	3,947	3,271
Segment Geographical Groups Of Countries Group Two Member | Generics [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	3,810	2,637	2,030
Segment Geographical Groups Of Countries Group Two Member | Branded [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	1,101	746	687
Segment Geographical Groups Of Countries Group Two Member | Other Products [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	749	564	554
Segment Geographical Groups Of Countries Group Three [Member] | Products And Services [Domain]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	3,852	2,780	2,471
Segment Geographical Groups Of Countries Group Three [Member] | Generics [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	2,429	1,481	1,397
Segment Geographical Groups Of Countries Group Three [Member] | Branded [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	588	509	419
Segment Geographical Groups Of Countries Group Three [Member] | Other Products [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	835	790	655
Israel [Member] | Products And Services [Domain]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales in Israel	$ 621	$ 566	$ 500